Goodwill	12 Months Ended
Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Goodwill
Goodwill
Goodwill arising from business combinations is as follows:

	2019	2018
	$	$
Opening balance	45.3	45.3
Business combination (note 5)	7.8	—
Goodwill	53.1	45.3

The Company completed its annual impairment tests in 2019 and 2018 for goodwill and concluded that there was no impairment.
Key Assumptions
The key assumptions used to calculate the VIU are those regarding discount rate, revenue and gross margin growth rates, sales channel mix, and growth in selling, general and administrative expenses. These assumptions are considered to be Level 3 in the fair value hierarchy. The goodwill impairment tests resulted in excess of recoverable value over carrying value of at least 30.8% for each CGU. Because the VIU amount exceeds the asset’s carrying amount, the asset is not impaired and the fair value less costs of disposition has not been calculated.
Cash flow projections were discounted using the Company’s weighted average cost of capital, determined to be 9.25% based on a risk-free rate, an equity risk premium adjusted for betas of comparable publicly traded companies, an unsystematic risk premium, country risk premium, country-specific risk premium, a cost of debt based on comparable corporate bond yields and the capital structure of the Company.